As filed with the United States Securities and Exchange Commission on December 22, 2015

1933 Act File No. 033-19862

1940 Act File No. 811-05460

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61	☒

AIM TREASURER’S SERIES TRUST

(INVESCO TREASURER’S SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Seba Kurian, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 22nd day of December, 2015.

Registrant:	AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)

	By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley (Karen Dunn Kelley)	President (Principal Executive Officer)	December 22, 2015

/s/ David C. Arch* David C. Arch	Trustee	December 22, 2015

/s/ James T. Bunch* (James T. Bunch)	Trustee	December 22, 2015

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	December 22, 2015

/s/ Rodney Dammeyer* (Rodney Dammeyer)	Trustee	December 22, 2015

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	December 22, 2015

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	December 22, 2015

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	December 22, 2015

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 22, 2015

/s/ Larry Soll* (Larry Soll)	Trustee	December 22, 2015

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	December 22, 2015

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	December 22, 2015

/s/ Suzanne H. Woolsey* (Suzanne H. Woolsey)	Trustee	December 22, 2015

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	December 22, 2015

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated May 20, 2015, filed in Registrant’s Post-Effective Amendment No. 56 on December 16, 2015.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def